SCHEDULE OF BASIC AND DILUTED EARNINGS PER SHARE (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands		12 Months Ended
		Jun. 30, 2026 USD ($) $ / shares shares	Jun. 30, 2026 JPY (¥) ¥ / shares shares	Jun. 30, 2025 JPY (¥) ¥ / shares shares		Jun. 30, 2024 JPY (¥) ¥ / shares shares
Notes and other explanatory information [abstract]
Net profit attributable to equity owners of the parent		$ 110	¥ 17,834	¥ 15,111		¥ 137,410
Weighted average shares outstanding - basic	[1],[2]	4,983,317	4,983,317	4,875,000		4,875,000	[3]
Earnings per share - basic | (per share)	[1]	$ 0.02	¥ 3.58	¥ 3.10	[2]	¥ 28.19	[2],[3]
Weighted average shares outstanding - diluted	[1],[2]	5,183,317	5,183,317	5,075,000		5,075,000	[3]
Earnings per share - diluted | (per share)	[1]	$ 0.02	¥ 3.44	¥ 2.98	[2]	¥ 27.08	[2],[3]

[1]	Giving retroactive effect to a share consolidation ratio of 10-for-1 on August 10, 2026 (Note 30)
[2]	Giving retroactive effect to a share consolidation ratio of 10-to-1 on August 10, 2026 (Note 30)
[3]	Retrospectively restated for effect of share recapitalization (Note 1)